Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	Capital stock USD ($)	Capital stock MXN ($)	Treasury shares USD ($)	Treasury shares MXN ($)	Contribution for future capital increases MXN ($)	Legal reserve USD ($)	Legal reserve MXN ($)	Additional paid-in capital USD ($)	Additional paid-in capital MXN ($)	Retained (losses) earnings USD ($)	Retained (losses) earnings MXN ($)	Other comprehensive (loss) income USD ($)	Other comprehensive (loss) income MXN ($)	USD ($)	MXN ($)
Balance as of beginning of the year at Dec. 31, 2017		$ 2,973,559		$ (85,034)	$ 1		$ 291,178		$ 1,804,528		$ (1,257,769)		$ 98,890		$ 3,825,353
Treasury shares				(57,320)					41,590						(15,730)
Exercise of stock options (Note 17)				10,648											10,648
Long-term incentive plan cost (Note 17)				9,045					(9,045)
Net (loss) income for the period | As previously reported											(682,500)				(682,500)
Net (loss) income for the period															(942,882)
IFRS 16 adoption | IFRS 16 adoption											(260,382)				(260,382)
Other comprehensive (loss) income items													(172,236)		(172,236)
Total comprehensive (loss) income for the year, net of tax											(942,882)		(172,236)		(1,115,118)
Balance as of end of the year at Dec. 31, 2018		2,973,559		(122,661)	1		291,178		1,837,073		(2,200,651)		(73,346)		2,705,153
Treasury shares				(75,375)					56,483						(18,892)
Exercise of stock options (Note 17)				14,773											14,773
Long-term incentive plan cost (Note 17)				13,549					(13,549)
Net (loss) income for the period											2,639,063				2,639,063
Other comprehensive (loss) income items													189,586		189,586
Total comprehensive (loss) income for the year, net of tax											2,639,063		189,586		2,828,649
Balance as of end of the year at Dec. 31, 2019		2,973,559		(169,714)	1		291,178		1,880,007		438,412		116,240		5,529,683
Capital stock increase (Note 18)		452,847							2,819,985						3,272,832
Treasury shares				(94,564)					60,763						(33,801)
Long-term incentive plan cost (Note 17)				40,534					(40,534)
Net (loss) income for the period											(4,293,791)			$ (215,242)	(4,293,791)
Other comprehensive (loss) income items													(1,678,738)	(84,152)	(1,678,738)
Total comprehensive (loss) income for the year, net of tax											(4,293,791)		(1,678,738)	(299,394)	(5,972,529)
Balance as of end of the year at Dec. 31, 2020	$ 171,761	$ 3,426,406	$ (11,216)	$ (223,744)	$ 1	$ 14,596	$ 291,178	$ 236,618	$ 4,720,221	$ (193,265)	$ (3,855,379)	$ (78,326)	$ (1,562,498)	$ 140,168	$ 2,796,185